Summary of Change in Net Unrealized Gains and Losses Reported in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summarizes the change in net unrealized gains and losses on available-for-sale securities
Balance at beginning of period	$ 601	$ 1,264	$ 693
Unrealized gains and losses arising during the period:
Net unrealized (losses) gains on available-for-sale securities before adjustments	824	(1,657)	990
Non-credit impairments and subsequent changes in fair value of impaired debt securities	35	8	178
Adjustment to DAC and other expense	(162)	306	(135)
Net adjustment to future policy benefits and claims	(43)	206	(112)
Net adjustment to policyholder dividend obligation	(31)	92	(45)
Related federal income tax benefit (expense)	(218)	366	(308)
Change in unrealized (losses) gains on available-for-sale securities	405	(679)	568
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($1, $8 and $2 as of Septembe 30, 2014 ,December 31, 2013 and 2012, respectively)	(1)	(16)	(3)
Change in net unrealized (losses) gains on available-for-sale securities	406	(663)	571	317
Balance at end of period	$ 1,007	$ 601	$ 1,264	$ 693